SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Year I	$ 7,041
Year II	28,858	$ 23,853
Year III	25,042	25,045
Year IV		21,734
Imputed interest	(7,350)	(11,219)
Total operating lease liability	$ 53,591	$ 59,413